UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549



                      FORM 13F

                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     BNP PARIBAS ASSET MANAGEMENT, SAS
Address:  37 Rue La Perouse
          Paris, Frances




13F File Number: 028 - 05228


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:     Ephraim Marquer
Title:    Head of Compliance
Phone:    33 1 58 97 77 49
Signature ,Place, and Date of Signing:
Ephraim Marquer
Paris, France
November 11, 2011



Report Type (Check only one.):


[  ]        13F HOLDINGS REPORT.  (Check here if all holdings of
            this reporting manager are reported in this report.)


[ X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:

028 - 14490	BNP PARIBAS INVESTMENT PARTNERS S.A.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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